IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 31, 2017

to the Prospectus dated March 1, 2017 (the “Prospectus”) and the Statement of Additional Information

dated March 1, 2017 (the “SAI”)

for the iShares Emerging Markets Local Currency Bond ETF (LEMB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around June 1, 2017:

	Current	New
Fund Name	iShares Emerging Markets Local Currency Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
Underlying Index	Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index	J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index
Investment Objective	The iShares Emerging Markets Local Currency Bond ETF seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.	The iShares J.P. Morgan EM Local Currency Bond ETF seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.
Index Provider	Bloomberg Barclays Capital Inc.	JPMorgan Chase & Co.

Change in the Fund’s Principal Investment Strategies

The first five paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Underlying Index”), which tracks the performance of local currency-denominated sovereign bond markets of emerging market countries. All bonds included in the Underlying Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced on the last U.S. business day of each month. Eligible countries included in the Underlying Index are determined by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”) based on the Index Provider’s definition of emerging market countries.

Eligible issuer countries must be below the Index Income Ceiling (“IIC”) for three years, where J.P. Morgan defines IIC as the Gross National Income (“GNI”) per capita level that is adjusted every year by the growth rate of the World GNI per capita, Atlas method (current US$), provided by the World Bank annually. An existing country may be considered for removal from the Underlying Index if its GNI per capita is above the IIC for three consecutive years and its long-term sovereign credit rating from Standard & Poor’s Financial Services LLC (“S&P Global”), Moody’s Investors Service, Inc. (“Moody’s”), and Fitch Ratings, Inc. (“Fitch”) is A-/A3/A- or above for three consecutive years. The country weights are capped at maximum 15% and floored at minimum 4.5%. Eligible individual securities must have a minimum face amount outstanding of U.S. $1 billion equivalent for onshore local currency bonds and U.S. $500 million for global bonds (offshore currency linked bonds). All securities must have a remaining maturity of 13 months or greater at the time of rebalancing to remain in the Underlying Index.

Floating-rate issues, capitalization/amortizing bonds, and bonds with callable, puttable or convertible features are excluded from the Underlying Index.

As of January 31, 2017, the Underlying Index included securities issued by Brazil, Chile, Colombia, Hungary, Indonesia, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, South Africa, Thailand and Turkey.

The fourth full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by J.P. Morgan, which is independent of the Fund and BFA. The J.P. Morgan determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund’s Discussion of Principal Risks

The section is amended to delete “Risk of Investing in South Korea.”

Changes in the “Index Provider” Section

The first two paragraphs on page 31 of the Prospectus is deleted in its entirety and replaced with the following:

J.P. Morgan is the Index Provider for the Underlying Index. J.P. Morgan is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.

J.P. Morgan provides financial, economic and investment information to the financial community. J.P. Morgan calculates and maintains the J.P. Morgan EMBI® Global Core Index, J.P. Morgan Emerging Markets Bond Index Plus (EMBI+SM), J.P. Morgan Emerging Markets Bond Index Global (EMBI GlobalSM) and Emerging Markets Bond Index Global Diversified (EMBIG DiversifiedSM). Security additions and deletions into the emerging markets bond indexes do not in any way reflect an opinion in the investment merits of the security.

Changes in the Disclaimers

The paragraph at the bottom of the page i of the Prospectus is deleted in its entirety and replaced with the following:

“J.P. Morgan” and “J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index” are trademarks of JPMorgan Chase & Co. and have been licensed for use for certain purposes by BlackRock Fund Advisors or its affiliates. iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

The first six paragraphs on page 31-32 of the section of the Prospectus entitled “Disclaimers” are deleted in their entirety and replaced with the following:

The Fund is not sponsored, endorsed, sold or promoted by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular, or the ability of the Underlying Index to track general bond market performance. J.P. Morgan’s only relationship to the Trust and BFA or its affiliates is the licensing of certain trademarks and trade names of J.P. Morgan and of the Underlying Index which is determined, composed and calculated by J.P. Morgan without regard to the Trust, BFA or its affiliates or the Fund. J.P. Morgan has no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. J.P. Morgan is not responsible for and has not participated in the determination of the prices and amount of shares of the Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash. J.P. Morgan has no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. J.P. Morgan does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and J.P. Morgan shall have no liability for any errors, omissions or interruptions therein.

J.P. Morgan makes no warranty, express or implied, as to results to be obtained by BFA or its affiliates, owners of shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. J.P. Morgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall J.P. Morgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.

Changes in the Fund’s Construction and Maintenance of the Underlying Indexes

The section of the SAI entitled “The Bloomberg Barclays Indexes” on page 32 is deleted in its entirety.

The following section entitled “J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index” is added to the new section of the SAI on page 33 entitled “The J.P. Morgan Indexes”: J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index

Number of Components: approximately 216 as of January 31, 2017

Index Description. The J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Underlying Index”) measures the performance of local currency-denominated sovereign bond markets of emerging market countries.

Index Methodology. To be considered an emerging market, a country’s GNI per capita must be below the J.P. Morgan Index Income Ceiling (“IIC”) for three consecutive years to be eligible for inclusion. The IIC is defined as the GNI per capital level that is adjusted every year by the growth rate of the World GNI per capita, Atlas method (current U.S. dollars), provided by the World Bank annually. Once the universe of emerging markets countries has been defined, the eligible securities from these countries must be selected for inclusion in the Underlying Index. An existing country may be considered for removal from the index if its GNI per capita is above the IIC for three consecutive years and its long-term sovereign credit rating from S&P, Moody’s and Fitch is A-/A3/A- or above for three consecutive years. The country weights are capped at maximum 15% and floored at minimum 4.5%.

Index Component Selection Criteria. Securities that satisfy all of the following defined criteria will be eligible for inclusion in the Underlying Index: (i) must have a minimum face amount outstanding of U.S. $1 billion equivalent for onshore local currency bonds and U.S. $500 million for global bonds (offshore currency linked bonds); and (ii) must have a remaining maturity of 13 months or greater at the time of rebalancing to remain in the Underlying Index. Floating-rate issues, capitalization/amortizing bonds, and bonds with callable, puttable or convertible features are excluded from the Underlying Index.

Index Maintenance. The Underlying Index is a modified market capitalization-weighted index and is rebalanced on the last U.S. business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-LEMB-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 31, 2017

to the Summary Prospectus dated March 1, 2017

for the iShares Emerging Markets Local Currency Bond ETF (LEMB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or around June 1, 2017:

	Current	New
Fund Name	iShares Emerging Markets Local Currency Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
Underlying Index	Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index	J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index
Investment Objective	The iShares Emerging Markets Local Currency Bond ETF seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.	The iShares J.P. Morgan EM Local Currency Bond ETF seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.
Index Provider	Bloomberg Barclays Capital Inc.	JPMorgan Chase & Co.

Change in the Fund’s Principal Investment Strategies

The first five paragraphs on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Underlying Index”), which tracks the performance of local currency-denominated sovereign bond markets of emerging market countries. All bonds included in the Underlying Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced on the last U.S. business day of each month.

Eligible countries included in the Underlying Index are determined by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”) based on the Index Provider’s definition of emerging market countries. Eligible issuer countries must be below the Index Income Ceiling (“IIC”) for three years, where J.P. Morgan defines IIC as the Gross National Income (“GNI”) per capita level that is adjusted every year by the growth rate of the World GNI per capita, Atlas method (current US$), provided by the World Bank annually. An existing country may be considered for removal from the Underlying Index if its GNI per capita is above the IIC for three consecutive years and its long-term sovereign credit rating from Standard & Poor’s Financial Services LLC (“S&P Global”), Moody’s Investors Service, Inc. (“Moody’s”), and Fitch Ratings, Inc. (“Fitch”) is A-/A3/A- or above for three consecutive years. The country weights are capped at maximum 15% and floored at minimum 4.5%. Eligible individual securities must have a minimum face amount outstanding of U.S. $1 billion equivalent for onshore local currency bonds and U.S. $500 million for global bonds (offshore currency linked bonds). All securities must have a remaining maturity of 13 months or greater at the time of rebalancing to remain in the Underlying Index.

Floating-rate issues, capitalization/amortizing bonds, and bonds with callable, puttable or convertible features are excluded from the Underlying Index.

As of January 31, 2017, the Underlying Index included securities issued by Brazil, Chile, Colombia, Hungary, Indonesia, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, South Africa, Thailand and Turkey.

The fourth full paragraph on page S-3 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by J.P. Morgan, which is independent of the Fund and BFA. The J.P. Morgan determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund’s Summary of Principal Risks

The section of the Summary Prospectus entitled “Summary of Principal Risks” is amended to delete “Risk of Investing in South Korea.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-LEMB-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE